OTHER INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about intangible assets [abstract]
Schedule of Other Intangible Assets

	Brands £m	Core deposit intangible £m	Purchased credit card relationships £m	Customer- related intangibles £m	Capitalised software enhancements £m	Total £m
Cost:
At 1 January 2021	584	2,770	1,002	50	5,855	10,261
Additions	–	–	–	–	986	986
Disposals and write-offs	–	–	–	–	(460)	(460)
At 31 December 2021	584	2,770	1,002	50	6,381	10,787
Exchange and other adjustments	–	–	–	–	1	1
Additions	–	–	–	–	1,395	1,395
Disposals	–	–	–	–	(186)	(186)
At 31 December 2022	584	2,770	1,002	50	7,591	11,997
Accumulated amortisation:
At 1 January 2021	204	2,770	551	50	2,574	6,149
Charge for the year (note 9)	–	–	70	–	884	954
Disposals and write-offs	–	–	–	–	(460)	(460)
At 31 December 2021	204	2,770	621	50	2,998	6,643
Exchange and other adjustments	–	–	1	–	(10)	(9)
Charge for the year (note 9)	–	–	70	–	825	895
Disposals	–	–	–	–	(186)	(186)
At 31 December 2022	204	2,770	692	50	3,627	7,343
Balance sheet amount at 31 December 2022	380	–	310	–	3,964	4,654
Balance sheet amount at 31 December 2021	380	–	381	–	3,383	4,144